CONSOLIDATED BALANCE SHEETS	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)
Current assets:
Cash and cash equivalents	$ 1,407,578,511	¥ 8,946,005,987	$ 834,049,940	¥ 5,300,887,799
Restricted cash	169,353,890	1,076,345,583		836,394,951
Short-term investment	1,137,834,875	7,231,623,333		6,438,854,587
Accounts receivable, net	500,322,246	3,179,848,066		1,826,765,949
Due from related parties	44,568,821	283,261,598		10,568,937
Prepayments and other current assets	745,438,260	4,737,707,408		2,469,707,335
Deferred tax assets, current	46,520,537	295,665,926		193,503,366
Total current assets	4,051,617,140	25,750,457,901		17,076,682,924
Long-term deposits and prepayments	272,044,956	1,729,008,924		306,661,011
Long-term loan receivable	32,243,693	204,928,015		192,871,939
Long-term receivables due from related parties	83,673,386	531,794,572		510,039,284
Land use rights	16,209,962	103,024,034		104,568,868
Property, equipment and software	836,216,783	5,314,659,388		5,220,626,461
Investments	1,865,385,975	11,855,647,100		5,318,756,447
Goodwill	427,817,481	2,719,036,781		1,892,507,708
Intangible assets	164,015,641	1,042,417,811		668,202,371
Total assets	7,749,225,017	49,250,974,526		31,290,917,013
Current liabilities:
Short-term debt	915,630,000	5,819,378,028		3,560,488,641
Accounts payable	651,925,002	4,143,374,543		2,304,111,525
Due to related parties	25,274,839	160,636,765		17,049,103
Salary and welfare payable	121,092,706	769,616,802		525,157,105
Taxes payable	86,421,118	549,258,055		339,452,319
Advances from customers	843,440,635	5,360,571,301		3,937,477,522
Accrued liability for customer reward program	90,537,527	575,420,307		430,852,908
Other payables and accruals	235,307,907	1,495,522,939		1,600,113,658
Total current liabilities	2,969,629,734	18,873,778,740		12,714,702,781
Deferred tax liabilities, non-current	102,218,770	649,661,616		132,506,644
Long-term Debt	2,650,000,000	16,842,340,000		8,065,980,000
Total liabilities	$ 5,721,848,504	¥ 36,365,780,356		20,913,189,425
Commitments and contingencies (Note 11)
Shareholders' equity
Share capital (US$0.01 par value; 100,000,000 shares authorized, 35,146,982 and 35,381,474 shares issued and outstanding as of December 31, 2014 and September 30, 2015, respectively.)	$ 491,842	¥ 3,125,951		3,085,272
Additional paid-in capital	812,088,913	5,161,312,298		4,828,021,816
Statutory reserves	21,099,306	134,098,747		134,098,747
Accumulated other comprehensive (loss) / income	122,989,447	781,671,731		443,579,376
Retained earnings	1,283,585,030	8,157,953,019		5,726,024,997
Less: Treasury stock (3,323,262 and 3,742,219 shares as of December 31, 2014 and September 30, 2015, respectively.)	(380,180,296)	(2,416,273,887)		(1,605,630,913)
Total Ctrip's shareholders' equity	1,860,074,242	11,821,887,859		9,529,179,295
Non-controlling interests	167,302,271	1,063,306,311		848,548,293
Total shareholders' equity	2,027,376,513	12,885,194,170		10,377,727,588
Total liabilities and shareholders' equity	$ 7,749,225,017	¥ 49,250,974,526		¥ 31,290,917,013